First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 121.0%
	Aerospace & Defense – 1.9%
30,992	Airbus SE	$4,160,664
	Automobiles – 2.2%
25,418	Bayerische Motoren Werke AG	2,590,037
32,839	Mercedes-Benz Group AG	2,287,637
		4,877,674
	Banks – 6.2%
80,814	BNP Paribas S.A.	5,163,176
314,122	HSBC Holdings PLC	2,471,645
482,760	ING Groep N.V.	6,405,495
		14,040,316
	Beverages – 3.9%
111,686	Diageo PLC	4,134,374
27,411	Pernod Ricard S.A.	4,574,537
		8,708,911
	Broadline Retail – 1.9%
143,982	Prosus N.V. (b)	4,250,121
	Building Products – 2.0%
74,344	Cie de Saint-Gobain S.A.	4,470,779
	Capital Markets – 7.1%
189,935	3i Group PLC	4,803,964
56,728	Amundi S.A. (c) (d)	3,199,702
267,960	IG Group Holdings PLC	2,103,846
251,221	Intermediate Capital Group PLC	4,239,099
159,806	St. James’s Place PLC	1,622,618
		15,969,229
	Chemicals – 0.9%
118,065	Victrex PLC	2,023,918
	Commercial Services & Supplies – 0.4%
1,367,832	Prosegur Cash S.A. (c) (d)	851,777
	Construction Materials – 1.4%
50,473	Holcim Ltd.	3,241,168
	Diversified REITs – 1.9%
1,107,517	British Land (The) Co., PLC	4,282,211
	Diversified Telecommunication Services – 2.8%
130,761	Deutsche Telekom AG	2,746,693
318,706	Telenor ASA	3,620,084
		6,366,777
	Electric Utilities – 6.0%
710,843	Enel S.p.A.	4,373,956
437,264	Iberdrola S.A.	4,898,040
217,504	SSE PLC	4,272,564
		13,544,560
	Electrical Equipment – 2.5%
34,436	Schneider Electric SE	5,715,243

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Financial Services – 1.3%
1,228,449	M&G PLC	$2,957,193
	Food Products – 4.7%
40,000	Danone S.A.	2,210,076
73,549	Nestle S.A.	8,335,580
		10,545,656
	Hotels, Restaurants & Leisure – 1.5%
78,788	Whitbread PLC	3,329,917
	Household Durables – 2.0%
140,111	Persimmon PLC	1,841,980
227,976	Vistry Group PLC	2,536,760
		4,378,740
	Insurance – 5.8%
111,794	ASR Nederland N.V.	4,198,258
461,516	Aviva PLC	2,194,947
221,761	AXA S.A.	6,606,993
		13,000,198
	Machinery – 4.1%
123,379	Daimler Truck Holding AG	4,281,121
262,424	Sandvik AB	4,842,290
		9,123,411
	Media – 0.2%
1,110,771	MFE-MediaForEurope N.V., Class A	469,510
	Metals & Mining – 6.0%
161,060	Anglo American PLC	4,451,918
157,890	BHP Group Ltd.	4,506,850
72,809	Rio Tinto PLC	4,596,285
		13,555,053
	Multi-Utilities – 2.9%
356,889	National Grid PLC	4,267,315
76,166	Veolia Environnement S.A.	2,208,842
		6,476,157
	Oil, Gas & Consumable Fuels – 7.6%
504,358	BP PLC	3,270,061
409,425	Repsol S.A.	6,739,702
101,865	Shell PLC	3,285,290
58,496	TotalEnergies SE	3,853,555
		17,148,608
	Paper & Forest Products – 1.0%
62,392	UPM-Kymmene Oyj	2,141,849
	Personal Care Products – 3.6%
164,481	Unilever PLC	8,153,186
	Pharmaceuticals – 20.0%
70,258	AstraZeneca PLC	9,516,833
240,395	GSK PLC	4,376,124
78,869	Novartis AG	8,088,090
63,188	Novo Nordisk A.S., Class B	5,767,530

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals (Continued)
23,279	Roche Holding AG	$6,369,395
100,605	Sanofi	10,793,883
		44,911,855
	Professional Services – 5.1%
76,661	Adecco Group AG	3,162,418
247,788	RELX PLC	8,389,550
		11,551,968
	Semiconductors & Semiconductor Equipment – 0.9%
63,007	Infineon Technologies AG	2,088,687
	Software – 3.0%
51,567	SAP SE	6,696,050
	Textiles, Apparel & Luxury Goods – 2.7%
50,291	Cie Financiere Richemont S.A., Class A	6,153,484
	Tobacco – 4.6%
134,555	British American Tobacco PLC	4,230,675
304,771	Imperial Brands PLC	6,198,758
		10,429,433
	Wireless Telecommunication Services – 2.9%
365,976	Tele2 AB, Class B	2,803,051
4,035,972	Vodafone Group PLC	3,782,839
		6,585,890
	Total Investments – 121.0%	272,200,193
	(Cost $297,155,700)

Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
WRITTEN OPTIONS – (0.2)%
	Call Options Written – (0.2)%
(6,000)	EURO STOXX 50 Index	UBS	$(264,819,580)	€4,300.00	10/20/23	(108,474)
(6,000)	EURO STOXX 50 Index	SG	(264,819,580)	4,225.00	10/20/23	(266,427)
(6,000)	EURO STOXX 50 Index	SG	(264,819,580)	4,375.00	10/20/23	(37,427)
(6,000)	EURO STOXX 50 Index	SG	(264,819,580)	4,375.00	11/17/23	(145,266)
	Total Written Options					(557,594)
	(Premiums received $1,768,754)

Outstanding Loans – (34.2)%	(76,894,294)
Net Other Assets and Liabilities – 13.4%	30,195,283
Net Assets – 100.0%	$224,943,588

(a)	All or a portion of these securities are available to serve as collateral for the outstanding loans and call options written.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
SG	Societe Generale
UBS	UBS
Currency Exposure Diversification	% of Total Investments
EUR	43.9%
GBP	36.9
CHF	13.0
SEK	2.8
DKK	2.1
NOK	1.3
Total	100.0%
Country Allocation†	% of Total Investments
United Kingdom	39.4%
France	17.9
Switzerland	13.0
Germany	7.6
Netherlands	7.2
Spain	4.6
Sweden	2.8
Denmark	2.1
Australia	1.7
Italy	1.6
Norway	1.3
Finland	0.8
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows:
ASSETS TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 272,200,193	$ 272,200,193	$ —	$ —

LIABILITIES TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$ (557,594)	$ —	$ (557,594)	$ —

*	See Portfolio of Investments for industry breakout.